Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC, we are providing the following disclosure regarding executive “compensation actually paid” (“CAP”), presented in a manner consistent with the rules applicable to smaller reporting companies. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our principal executive officer (“PEO”) or other named executive officers (“NEOs”).

(a) Year	(b) Summary compensation table total for PEO(1)	(c) Compensation actually paid to PEO(2)	(d) Average summary compensation table total for non-PEO NEOs	Average compensation actually paid to non-PEO NEOs	(e) Value of Initial Fixed $100 Investment Based on the Total Shareholder Return of the Company (3)	(f) Net Income (Loss)
2024	$501,900	$501,900	$499,631	$499,631	$140	$(53,402,898)
2023	$550,784	$550,784	$741,998	$741,998	$190	$10,526,252
2022	$503,360	$503,360	$428,066	$428,066	$21	$(46,738,259)

(b)	The principal executive officer (“PEO”) is Corrado De Gasperis for all years (a) shown.
(c)	Compensation actually paid (“CAP”) to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below.

PEO Total Compensation Amount	$ 501,900	$ 550,784	$ 503,360
PEO Actually Paid Compensation Amount	$ 501,900	550,784	503,360
Adjustment To PEO Compensation, Footnote
Year	2022	2023	2024
SCT Total Compensation ($)	$503,360	$550,784	$501,900
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(507,500)	136,500	(274,000)
Compensation Actually Paid ($)	$(4,140)	$687,284	$227,900

(d)	The following are included in the average figures shown:
2022	Kevin E. Kreisler, William J. McCarthy, David Winsness, and Rahul Bobbili
2023	Kevin E. Kreisler, William J. McCarthy, David Winsness, and Rahul Bobbili
2024	Kevin E. Kreisler, William J. McCarthy, David Winsness, and Rahul Bobbili
(e)	Total shareholder return is determined based on the value of an initial fixed investment of $100 in our common stock as of December 31, 2022.
(f)	Reflects “Net Income” in the company’s audited financial statement included in our Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2023 and 2024.

Non-PEO NEO Average Total Compensation Amount	$ 499,631	741,998	428,066
Non-PEO NEO Average Compensation Actually Paid Amount	$ 499,631	741,998	428,066
Compensation Actually Paid vs. Total Shareholder Return	Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2022, 2023 and 2024 to (i) our TSR and (ii) our net income (loss).
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 140	190	21
Net Income (Loss)	(53,402,898)	10,526,252	(46,738,259)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,900	687,284	(4,140)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (274,000)	$ 136,500	$ (507,500)